Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Noncash interest expense - related party amounts	$ 431	$ 2,271